UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F COVER PAGE


Report for Calendar Year of Quarter Ended:  06-30-00


Check here if Amendment [x]; Amendment Number:  1
   This Amendment (Check only one.):  [ x]   is a restatement.
                                      [  ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:         Hokanson Associates
Address:      201 Lomas Santa Fe, Suite 360
              Solana Beach, CA 92024


Form 13F File Number: 28-10215

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Heather Davis
Title:   Vice President Operations/CCO
Phone:   (858)755-8899

Signature, Place, and Date of Signing:

/s/ Heather Davis	    Solana Beach, CA               11-20-08
[Signature]                  [City, State]                  [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT

[ ] 13F NOTICE

[  ] 13F COMBINATION REPORT

FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:   0

Form 13F Information Table Entry Total: 32

Form 13F Information Table Value Total: 99960000

List of Other Included Managers:   None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AES Corporation                COM              00130H105     5515   120877 SH       Sole                   106457             14420
AFLAC Inc.                     COM              001055102      256     5575 SH       Sole                     5575
American International Group I COM              026874107     4379    37265 SH       Sole                    32863              4402
Automatic Data Processing      COM              530151034     2066    38565 SH       Sole                    33580              4985
Broadcom Corp.                 COM              111320107     5264    24042 SH       Sole                    20482              3560
Cisco Systems Inc.             COM              17275R102     8486   133505 SH       Sole                   113105             20400
Computer Sciences Corp.        COM              205363104     3661    49015 SH       Sole                    42885              6130
DST Systems                    COM              233326107      559     7345 SH       Sole                     5345              2000
Dollar General Corp.           COM              256669102     3062   157008 SH       Sole                   139516             17492
EMC Corporation                COM              268648102     9123   118580 SH       Sole                   100160             18420
Ericsson Tel ADR Class B       COM              294821400      224    11200 SH       Sole                    11200
Exxon Mobil                    COM              30231G102      464     5910 SH       Sole                     5560               350
General Electric               COM              369604103     3451    65120 SH       Sole                    54590             10530
Guidant                        COM              401698105     2556    51640 SH       Sole                    42870              8770
HomeDepot                      COM              437076102     3829    76680 SH       Sole                    66315             10365
Intel                          COM              458140100     6680    49964 SH       Sole                    42564              7400
Johnson & Johnson              COM              478160104     1386    13606 SH       Sole                    11006              2600
Lucent Technologies            COM              549463107      583     9840 SH       Sole                     9840
Merck                          COM              589331107     1446    18866 SH       Sole                    17466              1400
Merrill Lynch                  COM              590188108      858     7462 SH       Sole                     5662              1800
Microsoft Corp.                COM              594918104      568     7103 SH       Sole                     3903              3200
Omnicom                        COM              681919106     4146    46555 SH       Sole                    40215              6340
Paychex                        COM              704326107     3340    79518 SH       Sole                    68787             10731
Pfizer                         COM              717081103     5004   104260 SH       Sole                    88408             15853
Qualcomm                       COM              747525103     6164   102729 SH       Sole                    88289             14440
Starbucks Inc.                 COM              855244109     3710    97141 SH       Sole                    87781              9360
State Street Corp.             COM              857477103     4335    40874 SH       Sole                    34859              6015
Sun Microsystems               COM              866810104     1037    11400 SH       Sole                     9610              1790
Target Corp.                   COM              8.7612E+1     1092    18820 SH       Sole                    15380              3440
Tyco International Ltd.        COM              G9143X208      348     7345 SH       Sole                     7345
Univision                      COM              914906102     3140    30340 SH       Sole                    26105              4235
Xilinx                         COM              983919101     3230    39120 SH       Sole                    33430              5690